Short-term debt and short-term debt from related parties (Tables)	12 Months Ended
Dec. 31, 2019
Short-term debt and short-term debt from related parties
Schedule of short-term debt and short-term debt from related parties

Short-term debt and short-term debt from related parties

in € THOUS

	2019	2018
Commercial paper program	999,732	999,873
Borrowings under lines of credit	143,875	204,491
Other	6,381	930
Short-term debt	1,149,988	1,205,294
Short-term debt from related parties (see note 5 c)	21,865	188,900
Short-term debt and short-term debt from related parties	1,171,853	1,394,194